RELATED PARTIES BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Long-term investment	$ 57	$ 57
General and administrative expense	771	787	$ 783
Other income (expense), net	$ 0	$ 2	$ (55)